CREDIT LINE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2013	Jul. 31, 2013
Line of Credit Facility [Line Items]
Proceeds from credit line utilization		$ 5,000
Repayment of line of credit		5,000
Warrant Expense		273
Credit Line [Member]
Line of Credit Facility [Line Items]
Credit facility, initiation date	Jun. 24, 2013
Credit facility, maximum borrowing amount	10,000
Credit facility, expiration date	Dec. 31, 2014
Debt instrument, variable interest reference rate	Prime Rate
Debt instrument, spread on variable reference rate	2.25%
Credit facility, commitment fee percentage	0.40%
Proceeds from credit line utilization					5,000
Repayment of line of credit				$ 5,000
Credit Line [Member] | Warrant [Member] | Series E Preferred Stock [Member]
Line of Credit Facility [Line Items]
Number of shares called by warrants	9,766
Exercise price of warrants	$ 20.48
Exercisable term	7 years
Credit Line [Member] | Warrant [Member] | Common Stock [Member]
Line of Credit Facility [Line Items]
Number of shares called by warrants	29,298
Exercise price of warrants	$ 6.83